Significant Accounting Policies (Details) - Schedule of Accrued Warranty Account - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Warranty Account Abstract
Balance at the beginning of the year	$ 158	$ 90
Cost incurred	(7)	(68)
Expense (income) recognized	(55)	136
Balance at the end of the year	$ 96	$ 158